INVENTORIES	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories consisted of the following:

	March 31,	March 31,
	2022	2021

Purchase cost of lands	$–	$758,704
Accumulated carrying costs	–	80,686
	–	839,390
Less: inventory reserves	–	–
Inventory, net	$–	$839,390

The Company purchased total of 28 lots of vacant land in Eastern Ontario between 2013 and 2015. During the year ended March 31, 2019, the Company sold 1 lot of these vacant land to a third party. No sales were made for the year ended March 31, 2020. During the year ended March 31, 2021, the Company sold 19 lots of the vacant land to third parties, realized approximately $6.6 million revenue from the sales. During the year ended March 31, 2022, the Company sold the remaining 8 lots of vacant land to third parties, realized approximately $2.3 million revenue from the sales.

As at March 31, 2022 and 2021, inventories include nil lots and 8 lots of vacant land in Eastern Ontario respectively. The costs of land include direct purchase costs, accumulated property taxes and accumulated management fee charged on these lots of vacant land. For the years ended March 31, 2022 and 2021, no inventory reserves were recorded as the real estate market continues to rise in Canada.